Financial instruments by category - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Marketable securities	$ 163	$ 194
Carrying amount
Disclosure of fair value measurement of assets [line items]
Marketable securities	53,352	194
Investments in debt securities	6,660	0
Settlement receivables	28,523	31,898
Derivative financial assets	$ 8,105	$ 7,357